Schedule of Investments (unaudited) March 31, 2022	BlackRock Enhanced International Dividend Trust (BGY) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 4.1%
TELUS Corp.	1,039,650	$27,160,717

Denmark — 4.4%
Novo Nordisk A/S, Class B	266,576	29,567,564

France — 19.1%
Air Liquide SA	61,686	10,791,581
EssilorLuxottica SA	147,711	27,014,944
Kering SA	33,922	21,415,883
LVMH Moet Hennessy Louis Vuitton SE	23,187	16,550,850
Sanofi	290,085	29,658,171
Schneider Electric SE	130,926	21,981,208

		127,412,637

India — 3.0%
HDFC Bank Ltd.	994,804	19,159,736
Jasper Infotech Private Ltd., Series I, (Acquired 05/07/14, Cost: $3,948,600)(a)(b)	848,000	1,187,200

		20,346,936

Indonesia — 2.3%
Bank Rakyat Indonesia Persero Tbk PT	47,385,900	15,304,918

Japan — 2.5%
KDDI Corp.	520,600	17,068,714

Mexico — 2.4%
Wal-Mart de Mexico SAB de CV	3,955,437	16,291,071

Portugal — 4.0%
EDP - Energias de Portugal SA	5,458,429	26,865,757

Singapore — 4.9%
DBS Group Holdings Ltd.	633,200	16,591,234
United Overseas Bank Ltd.	679,100	15,889,582

		32,480,816

Spain — 4.4%
Amadeus IT Group SA(c)	210,632	13,694,878
Bankinter SA	2,641,739	15,478,415

		29,173,293

Switzerland — 3.8%
Logitech International SA, Registered Shares	153,921	11,441,276
Zurich Insurance Group AG	27,837	13,748,684

		25,189,960

Taiwan — 6.0%
MediaTek, Inc.	461,000	14,346,557
Taiwan Semiconductor Manufacturing Co. Ltd.	1,261,000	25,867,540

		40,214,097

United Kingdom — 28.6%
AstraZeneca PLC	227,776	30,206,036

Security	Shares	Value

United Kingdom (continued)
BAE Systems PLC	1,670,699	$15,690,282
Diageo PLC	547,401	27,766,659
Ferguson PLC	145,059	19,652,562
Prudential PLC	1,684,063	24,862,270
Reckitt Benckiser Group PLC	369,546	28,191,152
Relx PLC	968,654	30,134,342
Taylor Wimpey PLC	8,489,569	14,457,019

		190,960,322

United States(d)(e) — 10.0%
Baker Hughes Co.	366,826	13,356,135
Estee Lauder Cos., Inc., Class A	59,226	16,128,424
Otis Worldwide Corp.	268,552	20,665,076
Visa, Inc., Class A	76,436	16,951,212

		67,100,847

Total Long-Term Investments — 99.5% (Cost: $558,397,598)		665,137,649

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
0.21%(f)(g)	4,739,351	4,739,351

Total Short-Term Securities — 0.7% (Cost: $4,739,351)		4,739,351

Total Investments Before Options Written — 100.2% (Cost: $563,136,949)		669,877,000

Options Written — (1.1)% (Premiums Received: $(6,991,022))		(7,735,297)

Total Investments, Net of Options Written — 99.1% (Cost: $556,145,927)		662,141,703

Other Assets Less Liabilities — 0.9%		6,148,038

Net Assets — 100.0%		$668,289,741

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $1,187,200, representing 0.2% of its net assets as of period end, and an original cost of $3,948,600.

(c)	Non-income producing security.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Enhanced International Dividend Trust (BGY)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$5,586,240	$—	$(846,889	)(a)	$—	$—	$4,739,351	4,739,351	$469	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Visa, Inc., Class A	3	04/08/22	USD	225.00	USD	67	$(636)
Baker Hughes Co.	1,209	04/14/22	USD	28.00	USD	4,402	(1,021,605)
Estee Lauder Cos., Inc., Class A	67	04/14/22	USD	330.00	USD	1,825	(3,015)
Estee Lauder Cos., Inc., Class A	100	04/14/22	USD	280.00	USD	2,723	(32,500)
Otis Worldwide Corp.	464	04/14/22	USD	84.00	USD	3,570	(2,965)
Otis Worldwide Corp.	589	04/14/22	USD	80.00	USD	4,532	(47,120)
Visa, Inc., Class A	66	04/14/22	USD	210.00	USD	1,464	(86,460)
Visa, Inc., Class A	32	04/22/22	USD	220.00	USD	710	(22,480)
Estee Lauder Cos., Inc., Class A	99	04/28/22	USD	333.00	USD	2,696	(999)
Visa, Inc., Class A	79	05/06/22	USD	235.00	USD	1,752	(24,332)
Baker Hughes Co.	1,035	05/20/22	USD	38.28	USD	3,768	(168,989)
Otis Worldwide Corp.	155	05/20/22	USD	80.00	USD	1,193	(26,737)
TELUS Corp.	1,198	05/20/22	CAD	32.00	CAD	3,913	(104,933)
TELUS Corp.	1,740	05/20/22	CAD	34.00	CAD	5,683	(29,228)
Visa, Inc., Class A	81	05/20/22	USD	210.00	USD	1,796	(137,497)
TELUS Corp.	1,740	06/17/22	CAD	34.00	CAD	5,683	(44,539)
Visa, Inc., Class A	82	06/17/22	USD	235.00	USD	1,819	(51,045)

							$(1,805,080)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Air Liquide SA	UBS AG	13,900	04/01/22	EUR	158.72	EUR	2,209	$(11,490)
EDP - Energias de Portugal SA	Credit Suisse International	391,900	04/01/22	EUR	4.59	EUR	1,750	(2,932)
Essilorluxottica SA	Goldman Sachs International	16,800	04/01/22	EUR	182.14	EUR	2,794	—
Novo Nordisk A/S, Class B	Goldman Sachs International	13,500	04/01/22	DKK	700.36	DKK	10,110	(91,356)
Sanofi	UBS AG	117,900	04/01/22	EUR	94.03	EUR	10,907	(11,316)
EDP-Energias De Portugal SA	Morgan Stanley & Co. International PLC	587,300	04/06/22	EUR	4.16	EUR	2,622	(187,902)
Essilorluxottica SA	UBS AG	53,700	04/06/22	EUR	172.24	EUR	8,930	(25,129)
Relx PLC	Goldman Sachs International	36,200	04/06/22	EUR	27.75	EUR	1,022	(22,067)
Sanofi	UBS AG	12,700	04/06/22	EUR	95.71	EUR	1,175	(1,646)
Wal-Mart de Mexico SAB de CV	Credit Suisse International	579,000	04/06/22	MXN	76.62	MXN	47,432	(145,883)
AstraZeneca PLC	Goldman Sachs International	12,400	04/07/22	GBP	87.97	GBP	1,256	(212,446)
BAE Systems PLC	Goldman Sachs International	100,000	04/07/22	GBP	6.41	GBP	717	(98,255)
PPR S.A.	Goldman Sachs International	3,800	04/07/22	EUR	631.46	EUR	2,188	(576)
Prudential PLC	Goldman Sachs International	143,100	04/07/22	GBP	11.49	GBP	1,623	(16,112)
Taylor Wimpey PLC	Goldman Sachs International	1,132,000	04/07/22	GBP	1.59	GBP	1,480	(1)
EDP-Energias De Portugal SA	Credit Suisse International	587,300	04/12/22	EUR	3.92	EUR	2,622	(341,607)
KDDI Corp.	Morgan Stanley & Co. International PLC	94,400	04/12/22	JPY	3,839.75	JPY	378,072	(127,712)
MediaTek, Inc.	Morgan Stanley & Co. International PLC	35,000	04/12/22	USD	1,160.25	USD	31,675	(2)
Relx PLC	Goldman Sachs International	125,000	04/12/22	EUR	27.63	EUR	3,530	(108,878)
Taiwan Semiconductor Manufacturing Co. Ltd.	JPMorgan Chase Bank N.A	211,000	04/12/22	USD	618.44	USD	125,967	(22,193)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Enhanced International Dividend Trust (BGY)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Air Liquide SA	Goldman Sachs International	20,000	04/19/22	EUR	151.42	EUR	3,178	$(177,023)
BAE Systems PLC	Goldman Sachs International	182,500	04/19/22	GBP	7.65	GBP	1,309	(12,429)
EDP-Energias De Portugal SA	Morgan Stanley & Co. International PLC	128,000	04/19/22	EUR	4.37	EUR	572	(23,476)
Logitech International SA	Morgan Stanley & Co. International PLC	35,000	04/19/22	CHF	75.12	CHF	2,422	(10,073)
LVMH Moet Hennessy Louis Vuitton SE	Goldman Sachs International	10,500	04/19/22	EUR	648.39	EUR	6,819	(234,064)
MediaTek, Inc.	JPMorgan Chase Bank N.A.	86,000	04/19/22	USD	1,145.36	USD	77,830	(200)
DBS Group Holdings Ltd.	Goldman Sachs International	142,500	04/20/22	SGD	36.77	SGD	5,106	(18,285)
Ferguson PLC	Goldman Sachs International	15,000	04/21/22	GBP	116.52	GBP	1,557	(2,495)
Relx PLC	Goldman Sachs International	6,000	04/21/22	EUR	28.83	EUR	169	(1,814)
Schneider Electric SE	Goldman Sachs International	49,500	04/21/22	EUR	143.91	EUR	7,532	(534,016)
Taylor Wimpey PLC	Goldman Sachs International	457,100	04/21/22	GBP	1.46	GBP	597	(1,496)
United Overseas Bank Ltd.	Goldman Sachs International	75,000	04/21/22	SGD	31.06	SGD	2,402	(59,400)
BAE Systems PLC	Goldman Sachs International	165,000	04/26/22	GBP	7.54	GBP	1,184	(11,441)
BAE Systems PLC	Goldman Sachs International	67,900	04/26/22	GBP	7.77	GBP	487	(4,100)
MediaTek, Inc.	JPMorgan Chase Bank N.A.	86,000	04/26/22	USD	952.20	USD	77,830	(63,432)
Prudential PLC	Goldman Sachs International	67,000	04/26/22	GBP	10.74	GBP	760	(57,387)
DBS Group Holdings Ltd.	Morgan Stanley & Co. International PLC	142,500	04/27/22	SGD	33.76	SGD	5,106	(185,134)
EDP-Energias De Portugal SA	Goldman Sachs International	294,300	04/27/22	EUR	4.48	EUR	1,314	(22,109)
Essilorluxottica SA	Goldman Sachs International	10,700	04/27/22	EUR	173.50	EUR	1,779	(21,087)
Ferguson PLC	Goldman Sachs International	22,300	04/27/22	GBP	112.60	GBP	2,315	(16,758)
PPR S.A.	Goldman Sachs International	11,400	04/27/22	EUR	579.71	EUR	6,563	(267,653)
Relx PLC	Goldman Sachs International	72,000	04/27/22	EUR	25.97	EUR	2,033	(186,256)
Taylor Wimpey PLC	Goldman Sachs International	1,115,400	04/27/22	GBP	1.50	GBP	1,458	(7,394)
Novo Nordisk A/S, Class B	Goldman Sachs International	106,500	05/03/22	DKK	756.64	DKK	79,758	(328,649)
Amadeus IT Group SA	Goldman Sachs International	71,600	05/04/22	EUR	61.59	EUR	4,237	(101,897)
Amadeus IT Group SA	Goldman Sachs International	23,200	05/04/22	EUR	59.88	EUR	1,373	(48,798)
AstraZeneca PLC	Credit Suisse International	112,900	05/04/22	GBP	101.19	GBP	11,439	(455,409)
Bankinter SA	Royal Bank of Canada	384,000	05/04/22	EUR	5.77	EUR	2,044	(36,944)
Diageo PLC	Credit Suisse International	155,400	05/04/22	GBP	38.47	GBP	6,004	(219,277)
EDP - Energias de Portugal SA	Goldman Sachs International	82,500	05/04/22	EUR	4.43	EUR	368	(9,432)
Ferguson PLC	Goldman Sachs International	19,400	05/04/22	GBP	114.35	GBP	2,014	(13,387)
Ferguson PLC	Morgan Stanley & Co. International PLC	23,000	05/04/22	GBP	114.37	GBP	2,387	(15,806)
Reckitt Benckiser Group PLC	Morgan Stanley & Co. International PLC	77,600	05/04/22	GBP	60.35	GBP	4,526	(47,675)
Relx PLC	Morgan Stanley & Co. International PLC	125,000	05/04/22	EUR	28.64	EUR	3,530	(57,884)
Taiwan Semiconductor Manufacturing Co. Ltd.	UBS AG	230,000	05/04/22	USD	595.59	USD	137,310	(142,269)
United Overseas Bank Ltd.	UBS AG	74,000	05/04/22	SGD	32.80	SGD	2,369	(14,899)
Logitech International SA	Goldman Sachs International	34,200	05/05/22	CHF	75.80	CHF	2,367	(22,910)
Prudential PLC	Morgan Stanley & Co. International PLC	170,100	05/05/22	GBP	11.55	GBP	1,929	(54,299)
Zurich Insurance Group AG	Goldman Sachs International	6,300	05/10/22	CHF	461.74	CHF	2,878	(23,313)
Diageo PLC	Morgan Stanley & Co. International PLC	90,900	05/11/22	GBP	38.79	GBP	3,512	(124,509)
EDP-Energias De Portugal SA	Goldman Sachs International	385,000	05/11/22	EUR	4.34	EUR	1,719	(95,496)
BAE Systems PLC	Goldman Sachs International	236,500	05/13/22	GBP	7.34	GBP	1,697	(41,486)
Bankinter SA	Credit Suisse International	540,600	05/13/22	EUR	5.56	EUR	2,878	(80,750)
Relx PLC	Morgan Stanley & Co. International PLC	71,700	05/13/22	EUR	29.08	EUR	2,025	(24,668)
Wal-Mart de Mexico SAB de CV	Citibank N.A.	1,200,900	05/13/22	MXN	82.51	MXN	98,378	(169,369)
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley & Co. International PLC	126,000	05/17/22	USD	604.75	USD	75,222	(73,500)
KDDI Corp.	JPMorgan Chase Bank N.A.	139,900	05/18/22	JPY	4,209.61	JPY	560,300	(24,270)
Prudential PLC	UBS AG	169,200	05/18/22	GBP	11.20	GBP	1,919	(102,013)
Reckitt Benckiser Group PLC	Barclays Bank PLC	51,700	05/24/22	GBP	59.63	GBP	3,015	(110,038)
Taylor Wimpey PLC	Morgan Stanley & Co. International PLC	1,115,800	05/24/22	GBP	1.39	GBP	1,458	(55,303)
United Overseas Bank Ltd.	Morgan Stanley & Co. International PLC	156,600	05/24/22	SGD	33.28	SGD	5,014	(57,207)
Zurich Insurance Group AG	Goldman Sachs International	6,300	05/31/22	CHF	461.74	CHF	2,878	(33,735)

								$(5,930,217)

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Enhanced International Dividend Trust (BGY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$27,160,717	$—	$—	$27,160,717
Denmark	—	29,567,564	—	29,567,564
France	—	127,412,637	—	127,412,637
India	—	19,159,736	1,187,200	20,346,936
Indonesia	—	15,304,918	—	15,304,918
Japan	—	17,068,714	—	17,068,714
Mexico	16,291,071	—	—	16,291,071
Portugal	—	26,865,757	—	26,865,757
Singapore	—	32,480,816	—	32,480,816
Spain	—	29,173,293	—	29,173,293
Switzerland	—	25,189,960	—	25,189,960
Taiwan	—	40,214,097	—	40,214,097
United Kingdom	—	190,960,322	—	190,960,322
United States	67,100,847	—	—	67,100,847
Short-Term Securities
Money Market Funds	4,739,351	—	—	4,739,351

	$115,291,986	$553,397,814	$1,187,200	$669,877,000

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,632,127)	$(6,103,170)	$—	$(7,735,297)

(a)	Derivative financial instruments are options written. Options written are shown at value.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Enhanced International Dividend Trust (BGY)

Currency Abbreviation

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviation

SAB	Special Assessment Bonds

5